Right of Use Assets and Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Presentation of leases for lessee [abstract]
Summary of Carrying Amounts of Right of Use Assets

a) Set out below are the carrying amounts of right-of-use assets recognized and the movements during the six months ended June 30, 2024:

(In thousand Euros)	Buildings	Vehicles	Other assets	Total
Balance at December 31, 2023	29,495	1,551	4,377	35,423
Additions	—	116	1,355	1,471
Depreciation for the period	(1,500)	(304)	(1,017)	(2,821)
Translation differences	55	—	—	55
Balance at June 30, 2024	28,050	1,363	4,715	34,128

Summary of Carrying Amounts of Lease Liabilities

b) Set out below are the carrying amounts of lease liabilities and the movements during the six months ended June 30, 2024:

(In thousand Euros)	Buildings	Vehicles	Other assets	Total
Balance at December 31, 2023	33,463	1,514	4,000	38,977
Additions to liabilities	—	116	1,355	1,471
Interest on lease liabilities	831	21	111	963
Lease payments	(2,086)	(326)	(957)	(3,369)
Others	—	—	15	15
Translation differences	(113)	(80)	223	30
Balance at June 30, 2024	32,095	1,245	4,747	38,087

Summary of Maturity Analysis of Lease Liabilities

An analysis of the contractual maturity of lease liabilities, including future interest payable, is as follows:

(In thousand Euros)	June 30, 2024	December 31, 2023
6 months or less	3,781	3,491
6 months to 1 year	3,130	3,339
From 1 to 2 years	5,365	5,760
From 2 to 5 years	14,638	13,925
More than 5 years	22,968	25,020
	49,882	51,535

Summary of Detailed Information about Components of Lease Amounts Recognized In Profit or Loss

Amounts recognized in profit or loss derived from lease liabilities and expenses on short-term and low value leases (IFRS 16 exemption applied) are as follows:

(In thousand Euros)	June 30, 2024	June 30 2023
Interest on lease liabilities (see note 20)	963	593
Expenses relating to short-term and low value leases (see note 18)	1,577	1,151